SHARE BASED COMPENSATION (Assumptions) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option at grant date (RMB)	5.60	6.91	16.85
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.78%
Expected term	4 years 9 months 18 days
Expected dividend yield	0.00%
Expected volatility	80.00%
Fair value per option at grant date (RMB)	5.60